LEGAL RELATED AND NON LEGAL RELATED PROVISIONS - Roll-forward of legal provisions (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning Balance	$ 695,288	$ 868,642	$ 727,395	$ 708,832
Impact of the adoption of IFRS 16	32,107
Business combination		3,832
Provisions increased during the period		308,828	294,233	289,159
Use of provisions		(107,533)	(86,899)	(222,112)
Amounts reversed due to provisions not utilized		(165,799)	(65,201)	(84,414)
Reclassification				3,823
Exchange differences		4,880	(886)
Ending Balance	727,395	912,850	868,642	695,288
Up to 1 year
Disclosure of other provisions [line items]
Ending Balance		280,399
Later than one year [member]
Disclosure of other provisions [line items]
Ending Balance		632,451
Legal related
Disclosure of other provisions [line items]
Beginning Balance	125,929	194,680	125,929	165,353
Business combination		2,417
Provisions increased during the period		190,248	116,627	98,473
Use of provisions		(20,787)	(34,603)	(73,086)
Amounts reversed due to provisions not utilized		(124,616)	(13,296)	(64,562)
Reclassification				(249)
Exchange differences		(168)	23
Ending Balance	125,929	241,774	194,680	125,929
Legal related | Up to 1 year
Disclosure of other provisions [line items]
Ending Balance		21,238
Legal related | Later than one year [member]
Disclosure of other provisions [line items]
Ending Balance		220,536
Non legal related
Disclosure of other provisions [line items]
Beginning Balance	569,359	673,962	601,466	543,479
Impact of the adoption of IFRS 16	32,107
Business combination		1,415
Provisions increased during the period		118,580	177,606	190,686
Use of provisions		(86,746)	(52,296)	(149,026)
Amounts reversed due to provisions not utilized		(41,183)	(51,905)	(19,852)
Reclassification				4,072
Exchange differences		5,048	(909)
Ending Balance	$ 601,466	671,076	$ 673,962	$ 569,359
Non legal related | Up to 1 year
Disclosure of other provisions [line items]
Ending Balance		259,161
Non legal related | Later than one year [member]
Disclosure of other provisions [line items]
Ending Balance		$ 411,915